Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document And Entity Information
Entity Registrant Name	New Energy Systems Group
Entity Central Index Key	0001144320
Document Type	8-K
Document Period End Date	Sep 30, 2011
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Amendment Description	In connection with the completion of the Equity Transfer Agreement, the Company is hereby filing this Amendment No. 1 to the Current Report on Form 8-K to include the requisite pro forma financial information.

PRO FORMA CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Sep. 30, 2011
Historical
Cash and equivalents	$ 9,596,616	[1]
Accounts receivable	10,891,541	[1]
Receivable from related party	281,922	[1]
Inventory	3,726,328	[1]
Prepayment	322,498	[1]
Other receivables	614,914	[1]
Due from shareholders	281,922	[1]
Deferred compensation	675,000	[1]
Total current assets	26,108,819	[1]
Plant, property & equipment, net	1,144,341	[1]
Deferred compensation - noncurrent	592,243	[1]
Goodwill	47,294,151	[1]
Intangible assets, net	17,783,357	[1]
Total noncurrent assets	66,814,092	[1]
Total assets	92,922,911	[1]
Accounts payable	5,160,247	[1]
Accrued expenses and other payables	1,346,278	[1]
Taxes payable	(397,237)	[1]
Loan payable to related party	566,492	[1]
Total current liabilities	6,675,780	[1]
Deferred tax liability	4,289,266	[1]
Total Liabilities	10,965,046	[1]
Commitments and Contingency		[1]
Preferred stock, $.001 par value, 0 shares authorized, issued and outstanding as of September 30, 2011		[1]
Common stock, $.001 par value, 140,000,000 shares authorized, 14,551,731 shares issued and outstanding as of September 30, 2011	14,552	[1]
Additional paid in capital	74,163,916	[1]
Statutory reserves	2,410,573	[1]
Other comprehensive income	2,493,892	[1]
Retained earnings	2,874,932	[1]
Total stockholders' equity	81,957,865	[1]
Total liabilities and stockholders' equity	92,922,911	[1]
Adjustments for the Disposition
Cash and equivalents	(4,793,128)	[2]
Accounts receivable	(2,576,256)	[2]
Receivable from related party		[2]
Inventory	(1,849,614)	[2]
Prepayment		[2]
Other receivables	13,459,518
Due from shareholders		[2]
Deferred compensation		[2]
Total current assets	4,240,520	[2]
Plant, property & equipment, net	(939,561)	[2]
Deferred compensation - noncurrent		[2]
Goodwill		[2]
Intangible assets, net	(6,141,532)	[2]
Total noncurrent assets	(7,081,093)	[2]
Total assets	(2,840,573)	[2]
Accounts payable	(1,427,085)	[2]
Accrued expenses and other payables	(589,884)	[2]
Taxes payable	561,997	[2]
Loan payable to related party		[2]
Total current liabilities	(1,454,972)	[2]
Deferred tax liability	(1,401,057)	[2]
Total Liabilities	(2,856,029)	[2]
Commitments and Contingency		[2]
Preferred stock, $.001 par value, 0 shares authorized, issued and outstanding as of September 30, 2011		[2]
Common stock, $.001 par value, 140,000,000 shares authorized, 14,551,731 shares issued and outstanding as of September 30, 2011		[2]
Additional paid in capital		[2]
Statutory reserves		[2]
Other comprehensive income		[2]
Retained earnings	15,456	[3]
Total stockholders' equity	15,456	[2]
Total liabilities and stockholders' equity	(2,840,573)	[2]
ProForma
Cash and equivalents	4,803,488
Accounts receivable	8,315,285
Receivable from related party	281,922
Inventory	1,876,714
Prepayment	322,498
Other receivables	14,074,432	[4]
Due from shareholders	281,922
Deferred compensation	675,000
Total current assets	30,349,339
Plant, property & equipment, net	204,780
Deferred compensation - noncurrent	592,243
Goodwill	47,294,151
Intangible assets, net	11,641,825
Total noncurrent assets	59,732,999
Total assets	90,082,338
Accounts payable	3,733,162
Accrued expenses and other payables	756,394
Taxes payable	164,760
Loan payable to related party	566,492
Total current liabilities	5,220,808
Deferred tax liability	2,888,209
Total Liabilities	8,109,017
Commitments and Contingency
Preferred stock, $.001 par value, 0 shares authorized, issued and outstanding as of September 30, 2011
Common stock, $.001 par value, 140,000,000 shares authorized, 14,551,731 shares issued and outstanding as of September 30, 2011	14,552
Additional paid in capital	74,163,916
Statutory reserves	2,410,573
Other comprehensive income	2,493,892
Retained earnings	2,890,388	[3]
Total stockholders' equity	81,973,321
Total liabilities and stockholders' equity	$ 90,082,338

[1]	Source: unaudited financial statements of New Energy Systems Group for the period ended September 30, 2011 as filed in Quarterly Report Form 10-Q filed with the SEC on November 14, 2011
[2]	Due to the Disposition, the adjustments reflect the Company's deconsolidation of Billion Electronics Ltd. and subsidiaries as of September 30, 2011 as a result of disposal of the subsidiaries
[3]	Represents the gain from the disposition of Billion Electronics Ltd. and subsidiaries
[4]	Represents the receivable of the selling price of Billion Electronics Ltd. and subsidiaries as of September 30, 2011

PRO FORMA CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	2,553,030
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value	$ 0.001
Common stock, shares authorized	140,000,000
Common stock, shares issued	14,551,731
Common stock, shares outstanding	14,551,731

PRO FORMA CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011		Dec. 31, 2010
Historical
Revenue, net
Battery	$ 45,498,684	[1]	$ 79,814,242	[2]
Battery shell and cover	3,279,948	[1]	11,758,403	[2]
Solar panel	16,649,096	[1]	3,089,012	[2]
Total revenue	65,427,728	[1]	94,661,657	[2]
Cost of sales
Battery	34,371,287	[1]	58,170,005	[2]
Battery shell and cover	2,574,434	[1]	8,170,779	[2]
Solar panel	13,089,801	[1]	2,104,528	[2]
Total cost of sales	50,035,522	[1]	68,445,312	[2]
Gross profit	15,392,206	[1]	26,216,345	[2]
Operating expenses
Selling	1,196,044	[1]	422,491	[2]
General and administrative	6,424,474	[1]	6,809,538	[2]
Impairment of goodwill	13,564,691	[1]		[2]
Total operating expenses	21,185,209	[1]	7,232,029	[2]
Income (loss) from operations	(5,793,003)	[1]	18,984,316	[2]
Other income (expense)
Other income (expense)	10,361	[1]	(735)	[2]
Interest income	36,981	[1]	75,417	[2]
Total other income, net	47,342	[1]	74,682	[2]
Income (loss) before income taxes	(5,745,661)	[1]	19,058,998	[2]
Provision for income taxes	(2,500,119)	[1]	(4,738,485)	[2]
Net income (loss)	(8,245,780)	[1]	14,320,513	[2]
Net income (loss) per share
Basic	$ (0.57)	[1]	$ 1.17	[2]
Diluted	$ (0.57)	[1]	$ 1.11	[2]
Weighted average number of shares outstanding:
Basic	14,381,065	[1]	12,191,008	[2]
Diluted	14,548,462	[1]	12,933,231	[2]
Adjustments for the Disposition
Revenue, net
Battery	(19,479,451)	[3]	(37,673,422)	[4]
Battery shell and cover	(3,279,948)	[3]	(11,758,403)	[4]
Solar panel		[3]		[4]
Total revenue	(22,759,399)	[3]	(49,431,825)	[4]
Cost of sales
Battery	(15,332,199)	[3]	(27,514,472)	[4]
Battery shell and cover	(2,574,434)	[3]	(8,170,779)	[4]
Solar panel		[3]		[4]
Total cost of sales	(17,906,633)	[3]	(35,685,251)	[4]
Gross profit	(4,852,766)	[3]	(13,746,574)
Operating expenses
Selling	(314,787)	[3]	(204,784)	[4]
General and administrative	(2,226,585)	[3]	(1,566,334)	[4]
Impairment of goodwill	(13,564,691)	[3]		[4]
Total operating expenses	(16,106,063)	[3]	(1,771,118)	[4]
Income (loss) from operations	11,253,297	[3]	(11,975,456)	[4]
Other income (expense)
Other income (expense)	7,078	[3]	15,329	[4]
Interest income	(26,727)	[3]	(64,211)	[4]
Total other income, net	(19,649)	[3]	(48,882)	[4]
Income (loss) before income taxes	11,233,648	[3]	(12,024,338)	[4]
Provision for income taxes	929,332	[3]	2,542,678	[4]
Net income (loss)	12,162,980	[3]	(9,481,660)	[4]
Net income (loss) per share
Basic	$ 0.85	[3]	$ (0.78)	[4]
Diluted	$ 0.85	[3]	$ (0.73)	[4]
ProForma
Revenue, net
Battery	26,019,233		42,140,820
Battery shell and cover
Solar panel	16,649,096		3,089,012
Total revenue	42,668,329		45,229,832
Cost of sales
Battery	19,039,088		30,655,533
Battery shell and cover
Solar panel	13,089,801		2,104,528
Total cost of sales	32,128,889		32,760,061
Gross profit	10,539,440		12,469,771
Operating expenses
Selling	881,257		217,707
General and administrative	4,197,889		5,243,204
Impairment of goodwill
Total operating expenses	5,079,146		5,460,911
Income (loss) from operations	5,460,294		7,008,860
Other income (expense)
Other income (expense)	17,439	[5]	14,594	[5]
Interest income	10,254		11,206
Total other income, net	27,693		25,800
Income (loss) before income taxes	5,487,987		7,034,660
Provision for income taxes	(1,570,787)		(2,195,807)
Net income (loss)	$ 3,917,200		$ 4,838,853
Net income (loss) per share
Basic	$ 0.27		$ 0.4
Diluted	$ 0.27		$ 0.37
Weighted average number of shares outstanding:
Basic	14,381,065		12,191,008
Diluted	14,548,462		12,933,231

[1]	Source: unaudited financial statements of New Energy Systems Group for the period ended September 30, 2011 as filed in Quarterly Report Form 10-Q filed with the SEC on November14 ,2011
[2]	Source: audited financial statements of New Energy Systems Group for the year ended December 31, 2010 as filed in Annual Report Form 10-K/A filed with the SEC on July 14, 2011
[3]	Due to the Disposition, the adjustments reflect the Company's deconsolidation of Billion Electronics Ltd. and subsidiaries fo rthe nine months ended September30, 2011
[4]	Due to the Disposition, the adjustments reflect the Company's deconsolidation of Billion Electronic Ltd. and subsidiaries for the year ended December 31, 2010
[5]	Includes the gain of $15,456 from the disposition of Billion Electronics Ltd. and subsidiaries

BASIS OF PRESENTATION	9 Months Ended
Sep. 30, 2011
Basis Of Presentation
BASIS OF PRESENTATION
NOTE 1 - BASIS OF PRESENTATION

On November 24, 2011, New Energy Systems Group (the “Company” or “New Energy”) entered into an Equity Transfer Agreement (the “Equity Transfer Agreement”) with Xuemei Fang (“Fang”) and Weirong Xu (“Xu”, and together with Fang, the “Buyers”). Under the Equity Transfer Agreement, the Company agrees to transfer 100% of the equity interest of Billion Electronics Limited (BVI) (“Billion Electronics”) and its wholly owned subsidiaries Shenzhen E’Jenie Technology Development Co., Ltd. (“E’Jenie”) and Shenzhen NewPower Technology Development Co., Ltd. ("NewPower"), to the Buyers for a cash consideration of approximately $13,460,000 (RMB 85,553,892.75) ("Equity Transfer"), after the deduction of approximately $24,081,000 (RMB 153,033,107.25) of debt that the Company owes E’Jenie, which will be cancelled upon completion of the Equity Transfer. Fang will pay approximately $8,076,000 (RMB 51,320,335.65) for 60% of the equity interest in Billion Electronics and Xu will pay approximately $5,384,000 (RMB 34,213,557.10) for 40% of the equity interest in Billion Electronics. Approximately $2,692,000 (RMB 17,106,778.55), or 20% of the purchase price, will be paid upon the registration of the Equity Transfer with the relevant PRC authority. Thereafter, the Buyers will pay an aggregate of approximately $913,000 (RMB 5,800,000) every two months, until the purchase price is paid in full. Fang is a Vice President of E’Jenie and Xu is the Director of Marketing of NewPower.

In connection with the Equity Transfer Agreement, the Company entered into a Security Agreement (“Security Agreement”) with E’Jenie on November 24, 2011. Under the Security Agreement, E’Jenie agrees to pledge all its assets as collaterals for the debt of the Buyers arising out of the Equity Transfer Agreement. The Equity Transfer Agreement is further guaranteed by the Buyers, pursuant to two Guarantee Agreements, dated November 24, 2011, made by Fang and Xu, respectively, to the Company (the “Guarantee Agreements”) for a period of two years commencing at the date of maturity of debt under the Equity Transfer Agreement.

The accompanying unaudited pro forma consolidated balance sheet presents the accounts of New Energy and Billion Electronics and subsidiaries as if the disposition of Billion Electronics and subsidiaries occurred on September 30, 2011 for balance sheet purpose. The accompanying unaudited pro forma consolidated statements of income and comprehensive income present the accounts for the nine months ended September 30, 2011 and for the year ended December 31, 2010 as if the disposition of Billion Electronics and subsidiaries occurred on January 1, 2011 and 2010, respectively. The fair values of the assets disposed and liabilities assumed at disposal date are used for the purpose of selling price allocation. The excess of the selling price over the fair value of nets assets disposed of $15,456 is recorded as gain from disposition.

The historical consolidated financial information has been adjusted to give effect to pro forma events that are (i) directly attributable to the Disposition, (ii) factually supportable, and (iii) with respect to the historical statements of operations information, expected to have a continuing impact on the Company. The adjustments are based upon presently available information and assumptions that management believes are reasonable under the circumstances as of the date hereof. The unaudited pro forma consolidated financial information includes no assumptions regarding the use of the cash consideration, which is presented as cash and cash equivalents, or regarding the receipt or form of the deferred payment from the Purchaser, which is presented as a receivable, on the unaudited pro forma consolidated balance sheets.  Accordingly, the actual effect of the Disposition, due to this and other factors, including, but not limited to changes in balances of assets and liabilities and final adjustments, could differ significantly from the pro forma adjustments presented herein.

The unaudited pro forma condensed consolidated financial information should be read in conjunction with the historical consolidated financial statements and accompanying notes of the Company filed on Form 10-K/A for the year ended December 31, 2010 filed on July 14, 2011, as amended (the “Form 10-K/A”), and on Form 10-Q for the quarter ended September 30, 2011 (the “Form 10-Q”) filed on November 14, 2011.  The unaudited pro forma consolidated financial information is for informational purposes only and should not be considered indicative of the operating results or financial position that would have occurred if the disposal date for the Disposition had been the dates assumed or that may occur as of any future date or for any future period.